OTHER PAYABLES AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2026
Payables and Accruals [Abstract]
OTHER PAYABLES AND ACCRUED LIABILITIES

NOTE 9 — OTHER PAYABLES AND ACCRUED LIABILITIES

	As of March 31,
	2025	2026
	RMB	RMB
Advance from customers	45,411	34,709
Accrued payroll	11,065	9,536
VAT payable	3,490	3,239
Accrued Liabilities	-	2,632
Other payables	29,384	23,694
Total	89,350	73,810

Advance from customers mainly represents advance consideration of RMB34.7 million received from a customer for goods that had not yet been delivered as of March 31, 2026. The related performance obligation remained unsatisfied at year-end, and the balance will be recognized as revenue upon transfer of control of the goods.